Supplementary Data - Reserves of Oil and Gas (unaudited): Results of Operations for Oil and Gas Producing Activities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OIL AND GAS REVENUES	$ 90,353	$ 125,726	$ 77,652
Production Costs (Including Taxes)	(11,028)
Depletion	(18,344)	(24,384)	(44,736)
GROSS PROFIT	60,981	83,987	21,753
Australia
OIL AND GAS REVENUES	89,332
Production Costs (Including Taxes)	(11,028)
Depletion	(18,344)
GROSS PROFIT	59,960
United States
OIL AND GAS REVENUES	1,021
GROSS PROFIT	$ 1,021